Commitments and contingencies - Additional information (Detail) $ in Thousands				12 Months Ended
	Dec. 06, 2024 USD ($)	May 16, 2023	Jan. 27, 2023 USD ($) m³	Dec. 31, 2024 USD ($) m³	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Upfront Investment				$ 118,000
Settlement of liabilities on behalf of entity by related party, related party transactions				121,813	$ 34,660
Purchase of investments			$ 28,400
Consideration Paid For Extension Of Concssions	$ 22,000
Consideration Paid For Institutional Development And Strengthening	$ 4,400
Amounts payable, related party transactions				$ 13,200
Percentage Of Commitments Made To Payable				50
Trade and other receivables under advance payments for transportation services				$ 19,677
Aconcagua [Member]
Disclosure of other provisions [line items]
Amounts payable, related party transactions				$ 13,200
Vista Argentina [Member]
Disclosure of other provisions [line items]
Storage Capacity | m³			35,666
Dispatch Capacity | m³			5,944
Oiltanking Ebytem S.A [Member]
Disclosure of other provisions [line items]
Storage Capacity | m³			300,000
Dispatch Capacity | m³			50,000
Oleoductos del Valle S.A [Member]
Disclosure of other provisions [line items]
Number of cubic meter per day | m³				50,000
Equinor [Member]
Disclosure of other provisions [line items]
Proportion of transport concession		3.50%
Shell And Vista [Member]
Disclosure of other provisions [line items]
Proportion of transport concession		13.30%
Vista Argentina [Member]
Disclosure of other provisions [line items]
Proportion of transport concession		8.00%
Vista Argentina [Member]
Disclosure of other provisions [line items]
Number of cubic meter per day | m³				5,010